AST BOND PORTFOLIO 2032
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 90.4%
Asset-Backed Securities — 16.1%
Automobiles — 3.3%
AmeriCredit Automobile Receivables Trust,
Series 2021-01, Class C
0.890%	10/19/26	1,100	$1,044,876
Avis Budget Rental Car Funding AESOP LLC,
Series 2020-02A, Class A, 144A
2.020%	02/20/27	600	568,528
Series 2021-02A, Class A, 144A
1.660%	02/20/28	300	277,944
CarMax Auto Owner Trust,
Series 2021-04, Class C
1.380%	07/15/27	50	46,378
Enterprise Fleet Funding LLC,
Series 2021-01, Class A2, 144A
0.440%	12/21/26	42	40,667
Ford Credit Auto Owner Trust,
Series 2020-02, Class A, 144A
1.060%	04/15/33	970	899,567
Series 2021-02, Class A, 144A
1.530%	05/15/34	400	372,528
Series 2021-A, Class C
0.830%	08/15/28	50	46,759
GLS Auto Receivables Issuer Trust,
Series 2021-04A, Class A, 144A
0.840%	07/15/25	169	167,566
OneMain Direct Auto Receivables Trust,
Series 2021-01A, Class A, 144A
0.870%	07/14/28	800	762,080
Santander Drive Auto Receivables Trust,
Series 2021-03, Class C
0.950%	09/15/27	975	946,062
World Omni Select Auto Trust,
Series 2021-A, Class C
1.090%	11/15/27	50	46,390
			5,219,345
Collateralized Loan Obligations — 11.8%
AIG CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.358%(c)	10/25/33	750	742,360
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2022-25A, Class A1, 144A, 3 Month Term SOFR + 1.390% (Cap N/A, Floor 1.390%)
1.631%(c)	04/20/35	750	747,277
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.341%(c)	10/17/32	250	247,602
Series 2022-01A, Class A1, 144A, 3 Month Term SOFR + 1.320% (Cap N/A, Floor 1.320%)
2.219%(c)	04/18/35	750	750,917
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
1.374%(c)	01/20/32	500	496,339
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Ballyrock CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
1.264%(c)	10/20/31	750	$743,042
Barings CLO Ltd. (Cayman Islands),
Series 2020-02A, Class AR, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
1.251%(c)	10/15/33	750	742,809
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2017-12A, Class A1R, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
1.191%(c)	10/15/30	750	743,150
Series 2019-18A, Class A1R, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
1.411%(c)	10/15/34	750	741,733
Carlyle US CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
1.334%(c)	04/20/31	750	742,717
CBAM Ltd. (Cayman Islands),
Series 2019-11RA, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
1.305%(c)	01/20/35	750	741,897
Crown City CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1AR, 144A, 3 Month Term SOFR + 1.340% (Cap N/A, Floor 1.340%)
1.599%(c)	04/20/35	750	744,968
ICG Rhinebeck CLO Ltd. (Cayman Islands),
Series 2021-04A, Class A1, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
1.351%(c)	10/26/34	750	739,923
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.454%(c)	10/20/34	250	247,427
KKR CLO Ltd. (Cayman Islands),
Series 18, Class AR, 144A, 3 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)
1.181%(c)	07/18/30	1,000	991,522
Series 30A, Class A1R, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
1.261%(c)	10/17/31	750	743,218
Madison Park Funding Ltd. (Cayman Islands),
Series 2016-21A, Class AARR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
1.321%(c)	10/15/32	750	741,794
Series 2019-33A, Class AR, 144A, 3 Month Term SOFR + 1.290% (Cap N/A, Floor 1.290%)
1.449%(c)	10/15/32	750	744,278
Medalist Partners Corporate Finance CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A1A, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 1.230%)
1.441%(c)	10/20/34	750	741,019
MidOcean Credit CLO (Cayman Islands),
Series 2019-10A, Class A1R, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 1.230%)
1.489%(c)	10/23/34	1,250	1,234,715
A1

AST BOND PORTFOLIO 2032 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Mountain View CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
1.491%(c)	10/15/34	750	$741,583
Ocean Trails CLO (Cayman Islands),
Series 2020-09A, Class A1R, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 1.220%)
1.461%(c)	10/15/34	250	246,806
OCP CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A1R2, 144A, 3 Month Term SOFR + 1.250% (Cap N/A, Floor 1.250%)
1.658%(c)	01/15/33	750	748,247
OZLM Ltd. (Cayman Islands),
Series 2014-09A, Class A1A3, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.354%(c)	10/20/31	250	248,048
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
1.421%(c)	10/15/34	250	247,396
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
1.479%(c)	10/29/34	250	247,508
Series 2019-02A, Class A1R, 144A, 3 Month Term SOFR + 1.280% (Cap N/A, Floor 1.280%)
1.521%(c)	10/20/32	750	745,438
Tralee CLO Ltd. (Cayman Islands),
Series 2019-06A, Class A1R, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
1.428%(c)	10/25/32	1,000	994,091
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
1.451%(c)	10/15/34	250	246,716
			18,834,540
Consumer Loans — 0.9%
Lendmark Funding Trust,
Series 2019-02A, Class A, 144A
2.780%	04/20/28	200	197,886
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35	600	556,786
Oportun Funding LLC,
Series 2022-01, Class A, 144A
3.250%	06/15/29	700	698,064
SoFi Consumer Loan Program Trust,
Series 2021-01, Class A, 144A
0.490%	09/25/30	67	65,739
			1,518,475
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Credit Cards — 0.1%
American Express Credit Account Master Trust,
Series 2019-02, Class A
2.670%	11/15/24	100	$100,064

Total Asset-Backed Securities (cost $26,192,761)			25,672,424
Commercial Mortgage-Backed Securities — 12.2%
3650R Commercial Mortgage Trust,
Series 2021-PF01, Class A1
1.122%	11/15/54	307	289,630
BANK,
Series 2020-BN25, Class A4
2.399%	01/15/63	650	604,535
Series 2021-BN31, Class A3
1.771%	02/15/54	100	88,784
Barclays Commercial Mortgage Securities Trust,
Series 2021-C10, Class ASB
2.268%	07/15/54	75	71,012
Series 2022-C15, Class A5
3.662%(cc)	04/15/55	300	307,212
Benchmark Mortgage Trust,
Series 2020-B21, Class A4
1.704%	12/17/53	500	441,156
Series 2021-B23, Class A4A1
1.823%	02/15/54	100	89,117
CD Mortgage Trust,
Series 2016-CD2, Class A3
3.248%	11/10/49	246	241,692
CFCRE Commercial Mortgage Trust,
Series 2017-C08, Class A4
3.572%	06/15/50	400	402,318
Citigroup Commercial Mortgage Trust,
Series 2017-P08, Class A3
3.203%	09/15/50	300	295,575
Commercial Mortgage Trust,
Series 2014-UBS05, Class A4
3.838%	09/10/47	210	211,218
Series 2015-LC23, Class A3
3.521%	10/10/48	459	459,001
Series 2015-PC01, Class A5
3.902%	07/10/50	75	75,957
Series 2016-COR01, Class A3
2.826%	10/10/49	297	288,626
Credit Suisse Mortgage Trust,
Series 2016-NXSR, Class A4
3.795%(cc)	12/15/49	500	504,166
CSAIL Commercial Mortgage Trust,
Series 2020-C19, Class A2
2.320%	03/15/53	2,150	1,995,282
Deutsche Bank Commercial Mortgage Trust,
Series 2020-C09, Class A1
0.800%	08/15/53	196	189,352
GS Mortgage Securities Trust,
Series 2019-GC42, Class A3
2.749%	09/01/52	525	499,312

A2

AST BOND PORTFOLIO 2032 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22, Class A4
3.801%	09/15/47	930	$939,146
Series 2014-C24, Class A5
3.639%	11/15/47	2,000	2,001,742
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-LC09, Class A5
2.840%	12/15/47	2,182	2,185,554
Series 2013-C10, Class A5
3.143%	12/15/47	2,515	2,520,202
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C23, Class A3
3.451%	07/15/50	1,712	1,694,766
Series 2015-C24, Class A4
3.732%	05/15/48	400	403,047
Morgan Stanley Capital I Trust,
Series 2021-L06, Class ASB
2.250%(cc)	06/15/54	50	47,261
Series 2021-L07, Class A1
0.881%	10/15/54	469	443,051
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C06, Class A4
3.244%	04/10/46	150	150,499
Wells Fargo Commercial Mortgage Trust,
Series 2016-BNK1, Class A3
2.652%	08/15/49	2,000	1,940,873
Series 2016-LC24, Class A4
2.942%	10/15/49	40	39,303

Total Commercial Mortgage-Backed Securities (cost $20,314,728)			19,419,389
Corporate Bonds — 11.1%
Aerospace & Defense — 0.2%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.700%	02/01/27	30	28,812
2.950%	02/01/30	295	273,387
Teledyne Technologies, Inc.,
Gtd. Notes
2.750%	04/01/31	20	18,531
			320,730
Agriculture — 0.1%
Altria Group, Inc.,
Gtd. Notes
2.450%	02/04/32	10	8,695
BAT International Finance PLC (United Kingdom),
Gtd. Notes
1.668%	03/25/26	130	119,501
			128,196
Airlines — 0.0%
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.250%	05/04/25	20	20,990
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Manufacturers — 0.2%
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
2.350%	01/08/31(a)	405	$349,953
2.400%	04/10/28	30	27,251
			377,204
Auto Parts & Equipment — 0.1%
Aptiv PLC/Aptiv Corp.,
Gtd. Notes
3.250%	03/01/32	135	127,914
Banks — 4.0%
Bank of America Corp.,
Sr. Unsec’d. Notes
2.687%(ff)	04/22/32	715	657,183
Sr. Unsec’d. Notes, Series N
2.651%(ff)	03/11/32	40	36,780
BNG Bank NV (Netherlands),
Sr. Unsec’d. Notes, EMTN
2.500%	01/23/23	1,000	1,006,029
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
1.904%(ff)	09/30/28	200	179,062
3.375%	01/09/25	255	254,219
Citigroup, Inc.,
Sr. Unsec’d. Notes
1.462%(ff)	06/09/27	25	23,018
2.561%(ff)	05/01/32	390	353,215
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
3.091%(ff)	05/14/32	250	224,935
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes, EMTN
3.250%	09/26/23	1,000	1,012,734
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.615%(ff)	04/22/32	235	213,602
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.069%(ff)	06/01/29	15	13,789
2.580%(ff)	04/22/32	745	683,211
Kreditanstalt fuer Wiederaufbau (Germany),
Gov’t. Gtd. Notes
0.375%	07/18/25	50	46,528
Landwirtschaftliche Rentenbank (Germany),
Gov’t. Gtd. Notes
2.375%	06/10/25	1,000	992,733
Morgan Stanley,
Sr. Unsec’d. Notes
1.593%(ff)	05/04/27	40	37,185
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31	310	290,002
State Street Corp.,
Sub. Notes
2.200%	03/03/31	25	22,618

A3

AST BOND PORTFOLIO 2032 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.164%(ff)	02/11/26	25	$24,191
2.572%(ff)	02/11/31	270	250,887
			6,321,921
Commercial Services — 0.0%
Equifax, Inc.,
Sr. Unsec’d. Notes
2.350%	09/15/31	50	44,715
Diversified Financial Services — 0.5%
American Express Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.620%
1.100%(c)	05/20/22	38	38,007
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
1.000%	04/17/23	250	247,414
CPPIB Capital, Inc. (Canada),
Gtd. Notes, 144A, MTN
3.125%	09/25/23	250	253,098
Ontario Teachers’ Finance Trust (Canada),
Gtd. Notes, 144A
0.875%	09/21/26	250	230,839
			769,358
Electric — 0.1%
Arizona Public Service Co.,
Sr. Unsec’d. Notes
2.200%	12/15/31	50	43,892
Atlantic City Electric Co.,
First Mortgage
2.300%	03/15/31	20	18,494
CenterPoint Energy Houston Electric LLC,
First Mortgage, Series AE
2.350%	04/01/31	20	18,594
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
0.650%	03/01/23	15	14,790
			95,770
Electronics — 0.0%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
2.300%	03/12/31	20	18,093
Environmental Control — 0.0%
Waste Connections, Inc.,
Sr. Unsec’d. Notes
2.200%	01/15/32	35	31,329
Healthcare-Services — 0.0%
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.300%	05/15/31	20	18,774
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Universal Health Services, Inc.,
Sr. Sec’d. Notes, 144A
2.650%	01/15/32	30	$26,978
			45,752
Insurance — 0.6%
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes, 144A
3.900%	04/05/32	640	639,053
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.569%	02/01/29	215	227,999
			867,052
Machinery-Construction & Mining — 0.0%
Caterpillar, Inc.,
Sr. Unsec’d. Notes
1.900%	03/12/31	25	22,965
Machinery-Diversified — 0.0%
Flowserve Corp.,
Sr. Unsec’d. Notes
2.800%	01/15/32	15	13,305
Media — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.300%	02/01/32(a)	485	414,422
5.050%	03/30/29	20	21,180
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
2.600%	06/15/31	380	343,989
			779,591
Mining — 0.2%
Newmont Corp.,
Gtd. Notes
2.250%	10/01/30	400	365,147
Miscellaneous Manufacturing — 0.0%
Carlisle Cos., Inc.,
Sr. Unsec’d. Notes
2.200%	03/01/32	45	39,193
Multi-National — 0.6%
Asian Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
2.625%	01/30/24	1,000	1,005,436
Oil & Gas — 0.2%
Diamondback Energy, Inc.,
Gtd. Notes
3.125%	03/24/31	5	4,777
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30	425	376,697
			381,474

A4

AST BOND PORTFOLIO 2032 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Packaging & Containers — 0.2%
AptarGroup, Inc.,
Sr. Unsec’d. Notes
3.600%	03/15/32	265	$257,719
Pharmaceuticals — 0.5%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.950%	11/21/26	40	39,678
AmerisourceBergen Corp.,
Sr. Unsec’d. Notes
2.700%	03/15/31	20	18,511
Cigna Corp.,
Sr. Unsec’d. Notes
2.375%	03/15/31	320	293,178
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
3.200%	09/23/26	10	10,015
Viatris, Inc.,
Gtd. Notes
2.700%	06/22/30	560	493,989
			855,371
Pipelines — 0.9%
Energy Transfer LP,
Sr. Unsec’d. Notes
3.750%	05/15/30	175	172,434
4.950%	06/15/28(a)	500	524,847
5.875%	01/15/24	25	25,982
MPLX LP,
Sr. Unsec’d. Notes
4.875%	12/01/24	25	25,910
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30	205	192,025
4.350%	03/15/29	305	311,401
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
2.600%	03/15/31	260	239,183
			1,491,782
Real Estate Investment Trusts (REITs) — 0.6%
AvalonBay Communities, Inc.,
Sr. Unsec’d. Notes
2.050%	01/15/32	40	36,169
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
2.500%	08/16/31	5	4,425
Corporate Office Properties LP,
Gtd. Notes
2.750%	04/15/31	5	4,503
Kimco Realty Corp.,
Sr. Unsec’d. Notes
2.250%	12/01/31	50	44,699
Phillips Edison Grocery Center Operating Partnership I LP,
Gtd. Notes
2.625%	11/15/31	395	348,746
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Realty Income Corp.,
Sr. Unsec’d. Notes
3.400%	01/15/28	15	$14,972
Sun Communities Operating LP,
Gtd. Notes
2.300%	11/01/28	125	113,522
2.700%	07/15/31	20	18,044
Welltower, Inc.,
Sr. Unsec’d. Notes
2.800%	06/01/31	315	293,835
			878,915
Retail — 0.2%
AutoNation, Inc.,
Sr. Unsec’d. Notes
3.850%	03/01/32	300	290,236
Walmart, Inc.,
Sr. Unsec’d. Notes
1.800%	09/22/31	30	27,308
			317,544
Semiconductors — 0.6%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	25	22,041
4.150%	04/15/32	930	927,963
			950,004
Software — 0.2%
Workday, Inc.,
Sr. Unsec’d. Notes
3.700%	04/01/29	365	365,593
3.800%	04/01/32	10	9,991
			375,584
Telecommunications — 0.6%
T-Mobile USA, Inc.,
Sr. Sec’d. Notes
2.550%	02/15/31	680	616,649
3.750%	04/15/27	25	25,181
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.550%	03/21/31	275	255,507
			897,337

Total Corporate Bonds (cost $19,078,423)			17,800,391
Sovereign Bonds — 1.9%
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
1.750%	10/17/24	1,000	978,320
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, EMTN
1.750%	09/05/24	1,000	978,813

A5

AST BOND PORTFOLIO 2032 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
Province of Alberta (Canada),
Sr. Unsec’d. Notes
1.300%	07/22/30	200	$179,047
Province of British Columbia (Canada),
Sr. Unsec’d. Notes, Series 10
1.750%	09/27/24	250	245,430
Province of Manitoba (Canada),
Sr. Unsec’d. Notes, Series GX
2.600%	04/16/24	200	200,484
Province of Ontario (Canada),
Sr. Unsec’d. Notes
3.200%	05/16/24	200	202,920
Province of Quebec (Canada),
Sr. Unsec’d. Notes
1.350%	05/28/30	200	179,932

Total Sovereign Bonds (cost $3,113,189)			2,964,946
U.S. Government Agency Obligations — 1.7%
Federal Home Loan Bank
3.125%	09/12/25	120	121,862
3.250%	11/16/28(k)	1,000	1,045,852
Federal Home Loan Mortgage Corp.
0.375%	07/21/25	100	93,107
6.750%	03/15/31	500	664,708
Federal National Mortgage Assoc.
1.625%	01/07/25	36	35,140
6.250%	05/15/29	400	495,054
6.625%	11/15/30	90	118,013
Tennessee Valley Authority, Sr. Unsec’d. Notes
1.500%	09/15/31	200	179,137

Total U.S. Government Agency Obligations (cost $2,940,496)			2,752,873
U.S. Treasury Obligations — 47.4%
U.S. Treasury Bonds
1.375%	11/15/40	11,365	9,289,112
2.250%	05/15/41	5,970	5,633,255
U.S. Treasury Notes
0.875%	11/15/30(k)	500	442,969
1.250%	08/15/31(k)	30,225	27,481,137
1.375%	12/31/28	8,830	8,253,290
1.875%	02/28/27	570	554,815
1.875%	02/28/29	2,205	2,128,858
1.875%	02/15/32	18,930	18,181,673
U.S. Treasury Strips Coupon
1.756%(s)	08/15/37	1,515	1,024,164
2.133%(s)	05/15/41	4,540	2,699,172

Total U.S. Treasury Obligations (cost $80,358,440)			75,688,445

Total Long-Term Investments (cost $151,998,037)			144,298,468

	Shares	Value
Short-Term Investments — 11.4%
Affiliated Mutual Funds
PGIM Core Short-Term Bond Fund(wc)	870,670	$7,949,219
PGIM Core Ultra Short Bond Fund(wc)	9,188,202	9,188,202
PGIM Institutional Money Market Fund (cost $1,050,947; includes $1,050,711 of cash collateral for securities on loan)(b)(wc)	1,052,095	1,051,148

Total Short-Term Investments (cost $18,255,729)		18,188,569

TOTAL INVESTMENTS—101.8% (cost $170,253,766)		162,487,037

Liabilities in excess of other assets(z) — (1.8)%		(2,883,794)

Net Assets — 100.0%		$159,603,243

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CLO	Collateralized Loan Obligation
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MTN	Medium Term Note
REITs	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,030,035; cash collateral of $1,050,711 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2022.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

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AST BOND PORTFOLIO 2032 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
(wc)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at March 31, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
136	10 Year U.S. Treasury Notes	Jun. 2022	$16,711,000	$(318,867)
647	10 Year U.S. Ultra Treasury Notes	Jun. 2022	87,648,281	(2,666,848)
				(2,985,715)
Short Positions:
136	2 Year U.S. Treasury Notes	Jun. 2022	28,821,375	188,788
211	5 Year U.S. Treasury Notes	Jun. 2022	24,199,063	507,404
6	20 Year U.S. Treasury Bonds	Jun. 2022	900,375	30,179
				726,371
				$(2,259,344)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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